Operating Segment Information (Tables)	6 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
Schedule of Segments	The major product groups of each reportable operating segment are as follows:

Segment	Product Group
Titanium Dioxide	titanium dioxide
Performance Additives	functional additives, color pigments, and timber treatment

Schedule of Segments, Revenues and Adjusted EBITDA	The revenues and adjusted EBITDA for each of the two reportable operating segments are as follows:

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
Revenues:
Titanium Dioxide	$486	$415	$996	$829
Performance Additives	156	152	305	291
Total	$642	$567	$1,301	$1,120
Adjusted EBITDA(1)
Titanium Dioxide	$49	$36	$98	$76
Performance Additives	19	18	39	41
	68	54	137	117
Corporate and other	(7)	(11)	(19)	(25)
Total	61	43	118	92
Reconciliation of adjusted EBITDA to net income (loss):
Interest expense	(17)	(17)	(35)	(35)
Interest income	4	3	7	6
Income tax expense	(14)	(5)	(14)	(10)
Depreciation and amortization	(26)	(29)	(57)	(60)
Net income attributable to noncontrolling interests	2	1	3	2
Other adjustments:
(Loss) gain on disposition of business/assets	—	(2)	1	(2)
Certain legal expenses/settlements	85	—	83	(1)
Amortization of pension and postretirement actuarial losses	(1)	(3)	(1)	(6)
Net plant incident credits (costs)	6	(2)	4	(3)
Restructuring, impairment and plant closing and transition costs	(5)	(11)	(16)	(25)
Net income (loss)	$95	$(22)	$93	$(42)
(1)Adjusted EBITDA is defined as net income/loss of Venator before interest expense, interest income, income tax expense/benefit, depreciation and amortization and net income attributable to noncontrolling interests, as well as eliminating the following adjustments: (a) loss/gain on disposition of business/assets; (b) certain legal expenses/settlements; (c) amortization of pension and postretirement actuarial losses/gains; (d) net plant incident costs/credits; and (e) restructuring, impairment, and plant closing and transition costs.